Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 649,345	€ 630,396
Loans and advances to customers	643,478	625,122
Loans and advances to customers [Member]
Disclosure of detailed information about financial instruments [line items]
Loan loss provisions	(5,867)	(5,274)
Loans to public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	13,295	10,824
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	320,418	311,427
Other personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	38,297	38,063
Corporate lending [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 277,335	€ 270,082